6. Debt - Convertible Debt - Net (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Beginning Balance, Convertible Debt	$ 1,938,994	$ 411,245
Proceeds		2,270,100
Repayments	(25,682)
Less: gross debt discount recorded		(2,249,459)
Add: amortization of debt discount	536,401	1,507,108
Ending Balance, Convertible Debt	2,475,395	1,938,994
Third Party
Beginning Balance, Convertible Debt	1,911,995	361,245
Proceeds		2,270,100
Repayments	(25,682)
Less: gross debt discount recorded		(2,203,354)
Add: amortization of debt discount	530,705	1,484,004
Ending Balance, Convertible Debt	2,442,700	1,911,995
Related Party
Beginning Balance, Convertible Debt	26,999	50,000
Proceeds
Repayments
Less: gross debt discount recorded		(46,105)
Add: amortization of debt discount	5,696	23,104
Ending Balance, Convertible Debt	$ 32,695	$ 26,999